UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number: 0
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	July 27, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: 73270
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS SOLE   SHARED NONE
--------------------------      ------- ----------     ------- -------  ------  ----   --------- -------- -----  ------ -------

ALIMERA SCIENCES INC           	COM 	016259103	87	10668	SH 		SOLE 	   	  10668
CAPITALSOURCE INC              	COM 	14055X102 	751	116363	SH 		SOLE 	   	  116363
FRANKLIN RESOURCES INC         	COM 	354613101	2626	20000	SH 		SOLE 	   	  20000
GREEN DOT CORP CLASS A         	COM 	39304D102 	686	20178	SH 		SOLE 	   	  20178
ISHARES MSCI EMERGING MARKETS  	COM 	464287234	4005	84137	SH 		SOLE 	   	  84137
ISHARES S+P 100 INDEX FUND     	COM 	464287101	20237	344518	SH 		SOLE 	   	  344518
TEXTRON INC                    	COM 	883203101	378	16000	SH 		SOLE 	   	  16000
THERAVANCE INC                 	COM 	88338T104 	2616	117792	SH 		SOLE 	   	  117792
VANGUARD MSCI EMERGING MARKETS 	COM 	922042858	39867	819981	SH 		SOLE 	   	  819981
VIRTUSA CORP                   	COM 	92827P102 	2018	106492	SH 		SOLE 	   	  106492

